Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2017
Prepaid expenses	$193	$734
Deferred offering costs	-	160
Total prepaid expenses and other current assets	$193	$894